Fair Value Measurement (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Fair Value Measurement
Long-term investment, carrying value	¥ 44,859,168
Liabilities measured at fair value on a non-recurring basis	0	¥ 0	¥ 0
Impairment loss for a held-to-maturity investment	3,200,000	800,000
Fair Value | Trust products
Fair Value Measurement
Investments, fair value	30,607,124
Fair Value | Asset management plans
Fair Value Measurement
Investments, fair value	5,194,322
Fair Value | Real estate funds
Fair Value Measurement
Investments, fair value	9,973,655
Carrying Value | Trust products
Fair Value Measurement
Long-term investment, carrying value	29,875,953
Carrying Value | Asset management plans
Fair Value Measurement
Long-term investment, carrying value	5,146,575
Carrying Value | Real estate funds
Fair Value Measurement
Long-term investment, carrying value	9,836,640
Level 2 | Fair Value
Fair Value Measurement
Impairment loss for a held-to-maturity investment	3,200,000	800,000
Level 2 | Fair Value | Trust products
Fair Value Measurement
Investments, fair value	30,607,124
Level 2 | Fair Value | Asset management plans
Fair Value Measurement
Investments, fair value	5,194,322
Level 2 | Fair Value | Real estate funds
Fair Value Measurement
Investments, fair value	9,973,655
Recurring basis | Fair Value | Trading securities
Fair Value Measurement
Investments, fair value	6,776,400		5,210,000
Recurring basis | Level 1 | Fair Value | Trading securities
Fair Value Measurement
Investments, fair value	6,776,400		5,210,000
Nonrecurring basis | Fair Value
Fair Value Measurement
Assets measured at fair value on a non-recurring basis	¥ 0	¥ 0	¥ 0